Significant events and changes in the current reporting period	6 Months Ended
Jun. 30, 2021
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Significant events and changes in the current reporting period
2. Significant events and changes in the current reporting period
The Group was affected by the following events or transactions during the three and six months ended June 30, 2021.
COVID-19
In December 2019, a novel strain of coronavirus
(“COVID-19”)
emerged in Wuhan, China. On January 30, 2020, the World Health Organization declared the outbreak a pandemic and a global emergency. In response, many countries and businesses still institute travel restrictions, quarantines, and office closures. The extent of the pandemic and governmental responses may impact our ability to obtain raw materials and equipment used for research and development, obtain sufficient additional funds to finance our operations, and conduct clinical trials, any of which could materially and adversely affect our business.
Management continues to monitor the situation and enacted significant measures to protect the Group’s supply chain, employees, and the execution of clinical trials. To date, the pandemic has resulted in a slowdown in activities related to the Group’s laboratory operations and at some of its suppliers. The ongoing spread of
COVID-19
may also negatively impact the Group’s ability to conduct clinical trials, including potential delays and restrictions on the Group’s ability to recruit and retain patients, and the availability of principal investigators and healthcare employees.
COVID-19
could also affect the operations of contract research organizations, which may also result in delays or disruptions in the supply of product candidates. Immatics continues to expand its clinical programs with additional clinical trial sites opening in the U.S. and in Europe. Given the ongoing vaccination programs both in the U.S. and in Europe we currently do not expect significant negative impacts on the Group’s activities in the future. However,
COVID-19
also showed the ability of mutation with potential mutants in the future limiting the impact of the vaccines. This could again lead to further negative impacts.